Ordinary Shares	12 Months Ended
Dec. 31, 2018
Ordinary shares
Ordinary shares

15. Ordinary Shares

Since the inception, the Company issued Pre-IPO Class A, Pre-IPO Class B, Pre-IPO Class C, and Pre-IPO Class D Ordinary Shares. Holders of Pre-IPO Class B, Pre-IPO Class C and Pre-IPO Class D Ordinary Shares have rights to convert their shares into Pre-IPO Class A Ordinary Shares on 1:1 ratio at any time after the date of issuance.

Voting Right

According to the revised memorandum of association of the Company dated April 1, 2017, all the Pre-IPO ordinary shares held by the founders shall have the right to ten votes for each outstanding Pre-IPO ordinary share held. Each of the Pre-IPO ordinary shares held by a person other than the founders and all Pre-IPO preferred shareholders shall have the right to one vote for each outstanding Pre-IPO ordinary hare or Pre-IPO Preferred Share they held (on an as-converted basis).

Immediately prior to the completion of the IPO, the Company adopted a dual-class share structure, consisting of Class Y Ordinary Shares and Class Z Ordinary Shares, par value US$0.0001 per share. As set forth in the Sixth Amended and Restated Memorandum and Articles of Association of the Company effective immediately prior to the completion of the IPO, holders of Class Y Ordinary Shares and Class Z Ordinary Shares have the same rights except that the holders of Class Z Ordinary Shares are entitled to one vote per share in respect of matters requiring the votes of shareholders, while holders of Class Y Ordinary Shares are entitled to ten votes per share. Each Class Y Ordinary Share is convertible into one Class Z Ordinary Share at any time by the holder thereof. Class Z Ordinary Shares are not convertible into Class Y Ordinary Shares under any circumstances. The Group concluded that the adoption of dual-class share structure did not have a material impact on its consolidated financial statements.

Dividend

No dividends or other distributions shall be made or declared, with respect to the Pre-IPO Class A Ordinary Shares and Pre-IPO Class B Ordinary Shares, unless and until dividends in like amount have been paid in full on the Pre-IPO Preferred Shares, the Pre-IPO Class C Ordinary Shares and Pre-IPO Class D Ordinary Shares (on an as-converted basis); and no dividends or other distributions shall be made or declared, with respect to the Pre-IPO Class A Ordinary Shares, unless and until dividends in like amount have been paid in full on the Pre-IPO Class B Ordinary Shares (on an as-converted basis).

Liquidation

In the event of liquidation,

(a) The holders of Pre-IPO Series D2, Pre-IPO Series D1 Preferred Shares are entitled to receive an amount equal to their respective purchase price plus all declared but unpaid dividends, in preference to any distribution to any ordinary shareholders and any other preferred shareholders of the Company;

(b) After the full payment to the holders of Pre-IPO Series D2, Pre-IPO Series D1 Preferred Shares, the holders of Pre-IPO Series C2, Pre-IPO Series C1 and Pre-IPO Series C Preferred Shares are entitled to receive an amount equal to their respective purchase price plus all declared but unpaid dividends, in preference to any distribution to any ordinary shareholders and Pre-IPO Series B, Pre-IPO Series A+ and Pre-IPO Series A preferred shareholders of the Company;

(c) After the full payment to the holders of Pre-IPO Series C2, Pre-IPO Series C1 and Pre-IPO Series C Preferred Shares, the holders of Pre-IPO Series B and Pre-IPO Series A+ Preferred Shares and the holders of Pre-IPO Class D Ordinary Shares are entitled to receive an amount equal to their respective purchase price plus all declared but unpaid dividends, and the holders of Pre-IPO Series A Preferred Shares and the holders of Pre-IPO Class C Ordinary Shares are entitled to receive an amount equal to 150% of their respective purchase price plus 8% annual compound return and all declared but unpaid dividends, in preference to any distribution to the holders of Pre-IPO Class B and Pre-IPO Class A Ordinary Shares of the Company;

(d) After the full payment to the holders of Pre-IPO Series B, Pre-IPO Series A+ and Pre-IPO Series A Preferred Shares and the holders of Pre-IPO Class D and Pre-IPO Class C Ordinary Shares, the holders of Pre-IPO Class B Ordinary Shares are entitled to receive an amount equal to 150% of purchase price plus 8% annual compound return and all declared but unpaid dividend;

(e) After the full payment to the holders of Pre-IPO Class B Ordinary Shares, the remaining assets of the Company available for distribution to shareholders shall be distributed ratably among the holders of ordinary shares and preferred shares based on the number of Pre-IPO Class A Ordinary Shares held by them on an as-converted basis.

Conversion right

Each of Pre-IPO Class B, Pre-IPO Class C and Pre-IPO Class D Ordinary Shares shall automatically be converted into Pre-IPO Class A Ordinary Shares (i) upon the approval of the ordinary majority or (ii) upon the closing of a qualified IPO.

Other permanent equities

The Pre-IPO Class B, Pre-IPO Class C and Pre-IPO Class D Ordinary Shares are preferred shares in nature as they have liquidation preference compared to Pre-IPO Class A Ordinary Shares. The Group classified Pre-IPO Class B Ordinary Shares as permanent equity as they are not redeemable. Pre-IPO Class C and Pre-IPO Class D Ordinary Shares are redeemable upon certain liquidation events, including a change in control, which is deemed to be a liquidation event. However, as stipulated in the article of association of the Company, change in control will trigger the legal liquidation and termination of the Company, unless both majority of preferred shareholders and majority of ordinary shareholders otherwise agree on the exemption. Therefore, upon occurrence of the change in control, the Company will be liquidated and terminated, all the holders of equity shares of the Company are entitled to redeem, and form of consideration (cash or share) should be the same.

Accordingly, such liquidation feature meets the exception in ASC 480-10-S99-3A(f) and therefore Pre-IPO Class C and Pre-IPO Class D Ordinary Shares were classified as permanent equity in the consolidated balance sheets.

In April 2018, the Company completed its IPO on the NASDAQ Global Select Market. In the offering, 42,000,000 ADSs, representing 42,000,000 Class Z Ordinary Shares, were issued and sold to the public at a price of US$11.50 per ADS. The net proceeds to the Company from the IPO, after deducting commissions and offering expenses, were approximately $443.3 million (RMB2,781.8 million).

Upon the completion of the IPO, the Company completed the redesignation on a one-for-one basis of: (i) 60,027,926 shares of Pre-IPO Class A Ordinary Shares, 13,600,000 shares of Pre-IPO Class B Ordinary Shares, 8,500,000 shares of Pre-IPO Class C Ordinary Shares, and 2,132,353 shares of Pre-IPO Class D Ordinary Shares into Class Y Ordinary Shares; and 9,309,000 shares of Pre-IPO Class A Ordinary Shares into Class Z Ordinary Shares; (ii) 1,104,535 shares of Pre-IPO Series C1 Preferred Shares into Class Y Ordinary Shares, 7,078,502 shares of Pre-IPO Series A Preferred Shares, 14,643,281 shares of Pre-IPO Series A+ Preferred Shares, 22,794,876 shares of Pre-IPO Series B Preferred Shares, 27,996,184 shares of Pre-IPO Series C Preferred Shares, 41,480,769 shares of Pre-IPO Series C1 Preferred Shares, 954,605 shares of Pre-IPO Series C2 Preferred Shares, 13,101,189 shares of Pre-IPO Series D1 Preferred Shares and 13,759,564 shares of Pre-IPO Series D2 Preferred Shares into Class Z Ordinary Shares.

In October 2018, 25,063,451 ADSs, representing 25,063,451 Class Z Ordinary Shares, were newly issued and sold to Tencent. The net proceeds to the Company from the offering, after deducting offering expenses, were approximately US$317.2 million (RMB2,170.8 million).